Related Party Transactions and Balances (Details Narrative) - CAD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Other long-term liabilities	$ 693
Trade and other receivables	11,287	$ 1,115
Director and other members of KMP member
IfrsStatementLineItems [Line Items]
Trade and other payables	144	124
Other long-term liabilities	861
Trade and other receivables	$ 55